Cash flow information - Financing activities	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Cash flow information - Financing activities

35. Cash flow information—Financing activities

Changes in liabilities from financing activities for the years ended March 31, 2017, 2018 and 2019 were as follows:

	(Millions of yen)

			Non-cash Changes
	As of April 1, 2016	Net change resulting from cash flow	New lease transactions	Currency exchange differences	Changes resulting from amortized costs	As of March 31, 2017
Borrowings	54,046	10,052	—	(1,114)	70	63,054
Finance lease obligations	3,190	(1,135)	662	(48)	—	2,669

Total	57,236	8,917	662	(1,162)	70	65,723

	(Millions of yen)

			Non-cash Changes
	As of April 1, 2017	Net change resulting from cash flow	New lease transactions	Currency exchange differences	Changes resulting from amortized costs	As of March 31, 2018
Borrowings	63,054	6,119	—	1,026	71	70,270
Finance lease obligations	2,669	(713)	647	(67)	—	2,536

Total	65,723	5,406	647	959	71	72,806

	(Millions of yen)

			Non-cash Changes
	As of April 1, 2018	Net change resulting from cash flow	New lease transactions	Currency exchange differences	Changes resulting from amortized costs	As of March 31, 2019
Borrowings	70,270	38,768	—	(483)	75	108,630
Finance lease obligations	2,536	(644)	1,295	(132)	—	3,055

Total	72,806	38,124	1,295	(615)	75	111,685